Fidelity®

High Income

Fund

Semiannual Report

October 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended October 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity High Income	-7.12%	-8.32%	35.70%	239.61%
ML High Yield Master II	-1.93%	-1.68%	31.76%	199.32%
High Current Yield Funds Average	-3.83%	-2.77%	25.45%	173.70%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 382 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity High Income	-8.32%	6.30%	13.01%
ML High Yield Master II	-1.68%	5.67%	11.59%
High Current Yield Funds Average	-2.77%	4.55%	10.51%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity High Income Fund on October 31, 1990. As the chart shows, by October 31, 2000, the value of the investment would have grown to $33,961 - a 239.61% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $29,932 - a 199.32% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Performance - continued

Total Return Components

	Six months ended October 31,	Years ended April 30,
	2000	2000	1999	1998	1997	1996
Dividend returns	3.83%	8.98%	8.83%	9.64%	8.76%	10.66%
Capital returns	-10.95%	-13.46%	-1.92%	11.98%	1.81%	5.40%
Total returns	-7.12%	-4.48%	6.91%	21.62%	10.57%	16.06%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended October 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	7.65¢	45.45¢	92.93¢ A
Annualized dividend rate	8.74%	8.30%	8.21%
30-day annualized yield	11.98%	-	-

Dividends per share show the income paid by the fund for a set period, and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.30 over the past one month, $10.86 over the past six months and $11.32 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A Non-taxable dividends: Dividends paid are based on the fund's investment income at the time of distribution. Dividends of approximately 8.8¢ per share paid during 2000 were a non-taxable return of capital. The exact non-taxable amount to use in preparing your income tax return will depend upon your share activity and will be reported to you in January 2001.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

While the six-month period ending October 31, 2000, was one that most high-yield investors would just as soon forget, positive signs about the market's prospects emerged toward the end of the period. During the past six months, the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - fell 1.93%. This return lagged the overall U.S. taxable bond market as measured by the Lehman Brothers Aggregate Bond Index, which gained 5.80% during the same time frame. A number of adverse conditions held back high-yield performance, including a struggling telecommunications sector - which makes up a large portion of the high-yield debt market - and an increasing default rate that led to decreasing demand. In a flight to safety, many high-yield investors turned to the relative security of the Treasury market, this year's best-performing fixed-income sector through the end of October. One potential catalyst for improved performance in the high-yield market could be a continued increase in merger and acquisition activity. From July to August, $90 billion in M&A activity took place where the target company was in the high-yield universe. Not only do these deals reduce the supply of high-yield credits, they also establish benchmark valuations for some sectors of the market.

(Portfolio Manager photograph)
Note to shareholders: Frederick Hoff became Portfolio Manager of Fidelity High Income Fund on June 1, 2000.

Q. How did the fund perform, Fred?

A. Rather poorly. For the six-month period that ended October 31, 2000, the fund had a total return of -7.12%. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned -3.83% for the same six-month period, according to Lipper Inc. The overall high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned -1.93%. For the 12-month period that ended October 31, 2000, the fund had a total return of -8.32%. In comparison, the high current yield funds average returned -2.77% and the Merrill Lynch index returned -1.68% for the same 12-month period.

Q. Can you give us some perspective about the factors that affected fund performance during the past six months?

A. Credit quality - especially for lower-rated high-yield bonds - deteriorated during the past six months as short-term interest rates rose and liquidity fell. Essentially, rising rates slowed economic activity and created increasingly difficult conditions, causing more companies to miss earnings targets. The lack of liquidity - meaning how easily investors could buy and sell bonds - stifled demand. Furthermore, the market suffered outflows from high-yield mutual funds in favor of more defensive investments. Even though there was a significant drop in new issue supply, it wasn't enough to offset the gloom that settled over the market. Against this negative backdrop, the fund had several disappointments that caused it to lag both the index and the peer group.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which investments caused the fund to underperform?

A. The biggest disappointment was an investment in Macsaver Financial, the financing arm of the country's largest furniture retailer, Heilig-Meyers. Macsaver filed for Chapter 11 bankruptcy protection during the period due to slowing sales and customer collection problems. The fund's comparatively large weighting in telecommunications holdings also detracted from performance. Following several earnings disappointments from companies such as Call-Net and ICG Communications, investors became increasingly concerned with the industry's ability to raise additional capital. Even telecommunications companies that continued to meet their business plans - such as Adelphia Business Solutions, NEXTLINK and WinStar - eventually succumbed to market pressures. Finally, the fund was overweighted relative to the Merrill Lynch index in securities rated B and CCC, and in deferred pay securities, such as zero coupon bonds and payment-in-kind preferred stocks. These types of securities - which tend to be quite volatile - significantly underperformed during the period.

Q. Which holdings held up well and helped the fund's performance?

A. Our bond holdings in EchoStar, the second-largest participant in satellite television transmission, performed well. Investors remained optimistic about the company's ability to expand its subscriber base and increase revenue. Our equity holdings in Intersil, which we received as part of our original debt investment in the company, posted strong gains following the company's initial public offering of stock. The fund also benefited from several takeovers, including Federal Data, which was bought by Northrop Grumman; Gothic Energy, which was purchased by Chesapeake Energy; and Verio, which was acquired by NTT.

Q. What's ahead for the high-yield market and the fund?

A. Market sentiment is extremely negative right now, and investors are pricing high-yield securities at a significant discount to par assuming a worst-case scenario. My view is that by applying Fidelity's expertise in research, we will be able to identify companies that have been unfairly punished and will do well when the market recovers. Furthermore, I expect the pace of merger and acquisition activity to remain solid and will likely continue to be a positive for the fund. Telecommunications companies in particular now face more limited access to capital, which may force them to sell out to better-funded companies. Across a number of other industries, good companies are available at very cheap prices and also are likely acquisition targets as a result.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Fund Facts

Goal: high current income; growth of capital may also be considered

Fund number: 455

Trading symbol: SPHIX

Start date: August 29, 1990

Size: as of October 31, 2000, more than $2.4 billion

Manager: Fred Hoff, since June 2000; high-yield subportfolio manager, several Fidelity asset allocation funds, 1997-present; high-yield analyst, 1991-2000; joined Fidelity in 1991

3

Frederick Hoff on recent changes in the fund:

"Drawing on my previous experience as a research analyst, I select investments for the fund by starting with company fundamentals. With the help of Fidelity's research team, I do incredibly in-depth research and spend a lot of time communicating with the management teams of the companies in which we invest. Since taking over the fund in June, I've made a couple of changes that reflect our research efforts. For example, I've reduced the fund's exposure to ´turnaround' situations. Based on a risk/reward tradeoff, I'd rather emphasize companies that already have exhibited good positive momentum. I also reduced the fund's stake in ´cyclical' companies whose performance is dependent on the strength of the economy. I cut back on investments in the paper, chemical and auto supply industries in response to more signs that the economy is slowing."

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2000
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc.	8.1	9.5
CSC Holdings, Inc.	5.3	4.3
XO Communications, Inc.	2.5	2.2
EchoStar Communications Corp.	2.4	2.9
WinStar Communications, Inc.	2.2	0.2
	20.5	19.1
Top Five Market Sectors as of October 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
Media & Leisure	33.6	28.3
Utilities	26.2	26.8
Technology	7.1	8.1
Basic Industries	5.3	8.3
Construction & Real Estate	3.8	3.9
Quality Diversification as of October 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.0	0.0
Baa	1.2	1.6
Ba	9.4	6.1
B	48.5	41.8
Caa, Ca, C	10.8	15.1
D	0.1	0.0
Not Rated	1.6	5.0

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings. Unrated debt securities that are equivalent to Ba and below at October 31, 2000 and April 30, 2000 account for 1.6% and 5.0% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of October 31, 2000 *		As of April 30, 2000 **
	Nonconvertible Bonds 66.8%		Nonconvertible Bonds 65.4%
	Convertible Bonds, Preferred Stocks 21.3%		Convertible Bonds, Preferred Stocks 25.2%
	Common Stocks 4.2%		Common Stocks 4.9%
	Other Investments 1.1%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 6.6%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	7.6%	** Foreign investments	10.4%

Semiannual Report

Investments October 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.2%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 2.4%
CONSTRUCTION & REAL ESTATE - 0.1%
Building Materials - 0.1%
Hexcel Corp. 7% 8/1/03	B3	$ 1,210	$ 1,101
FINANCE - 0.1%
Credit & Other Finance - 0.1%
HIH Capital Ltd. euro 7.5% 9/25/06	-	5,500	2,090
HEALTH - 0.6%
Medical Facilities Management - 0.6%
Tenet Healthcare Corp. 6% 12/1/05	B1	5,260	4,471
Total Renal Care Holdings, Inc.:
7% 5/15/09	B3	5,900	4,366
7% 5/15/09 (e)	B3	9,360	6,926
			15,763
MEDIA & LEISURE - 0.8%
Broadcasting - 0.5%
EchoStar Communications Corp. 4.875% 1/1/07 (e)	Caa2	10,240	12,032
Lodging & Gaming - 0.3%
Hilton Hotels Corp. 5% 5/15/06	Ba2	9,530	7,719
TOTAL MEDIA & LEISURE			19,751
RETAIL & WHOLESALE - 0.8%
Retail & Wholesale, Miscellaneous - 0.8%
Sunglass Hut International, Inc.:
5.25% 6/15/03 (e)	B2	19,730	15,118
5.25% 6/15/03	B3	5,780	4,429
			19,547
TOTAL CONVERTIBLE BONDS			58,252
Nonconvertible Bonds - 66.8%
AEROSPACE & DEFENSE - 0.0%
Ship Building & Repair - 0.0%
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	370	374
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
BASIC INDUSTRIES - 5.3%
Chemicals & Plastics - 3.2%
Avecia Group PLC 11% 7/1/09	B2	$ 750	$ 713
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	5,390	4,312
Huntsman Corp. 9.5% 7/1/07 (e)	B2	34,320	20,592
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	19,825	19,329
10.875% 5/1/09	B2	4,775	4,584
Sterling Chemicals, Inc.:
11.25% 4/1/07	Caa3	6,460	3,424
11.75% 8/15/06	Caa3	9,310	5,121
12.375% 7/15/06	B3	21,725	20,747
			78,822
Metals & Mining - 0.4%
Better Minerals & Aggregates Co. 13% 9/15/09	B3	11,480	9,414
Packaging & Containers - 1.2%
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	23,515	15,285
9.75% 6/15/07	Caa1	9,665	6,476
9.875% 2/15/08	Caa3	25,060	7,518
			29,279
Paper & Forest Products - 0.5%
Container Corp. of America gtd. 9.75% 4/1/03	B2	7,380	7,380
Stone Container Corp. 12.58% 8/1/16 (f)	B2	3,990	3,990
			11,370
TOTAL BASIC INDUSTRIES			128,885
CONSTRUCTION & REAL ESTATE - 2.3%
Building Materials - 1.3%
American Standard Companies, Inc. 8.25% 6/1/09	Ba2	6,860	6,654
American Standard Companies, Inc.:
7.375% 2/1/08	Ba2	6,140	5,710
7.625% 2/15/10	Ba2	3,660	3,404
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSTRUCTION & REAL ESTATE - continued
Building Materials - continued
Atrium Companies, Inc. 10.5% 5/1/09	B3	$ 12,690	$ 10,755
Numatics, Inc. 9.625% 4/1/08	B3	5,971	4,598
			31,121
Construction - 0.4%
Blount, Inc. 13% 8/1/09	B3	12,105	10,168
Engineering - 0.6%
Anteon Corp. 12% 5/15/09	B3	8,000	7,040
Morrison Knudsen Corp. 11% 7/1/10 (e)	Ba2	7,980	6,584
			13,624
Real Estate - 0.0%
LNR Property Corp. 9.375% 3/15/08	B1	1,000	900
TOTAL CONSTRUCTION & REAL ESTATE			55,813
DURABLES - 0.4%
Autos, Tires, & Accessories - 0.0%
Cambridge Industries, Inc. 10.25% 7/15/07 (c)	-	2,230	624
Home Furnishings - 0.4%
Omega Cabinets Ltd. 10.5% 6/15/07	B3	10,810	9,945
TOTAL DURABLES			10,569
ENERGY - 2.4%
Energy Services - 0.6%
R&B Falcon Corp.:
6.5% 4/15/03	Ba3	10,080	9,576
6.75% 4/15/05	Ba3	5,942	5,526
			15,102
Oil & Gas - 1.8%
Chesapeake Energy Corp. 9.625% 5/1/05	B2	1,995	1,995
Gothic Production Corp. 11.125% 5/1/05	B3	28,858	30,301
Nuevo Energy Co. 9.375% 10/1/10 (e)	B1	2,625	2,612
Petsec Energy, Inc. 9.5% 6/15/07 (c)	D	5,270	2,767
Western Gas Resources, Inc. 10% 6/15/09	Ba3	5,480	5,699
			43,374
TOTAL ENERGY			58,476
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCE - 1.1%
Credit & Other Finance - 1.1%
GS Escrow Corp. 7% 8/1/03	Ba1	$ 25,000	$ 23,688
Macsaver Financial Services, Inc.:
7.4% 2/15/02 (c)	Ca	2,090	251
7.6% 8/1/07 (c)	Ca	14,010	1,681
7.875% 8/1/03 (c)	Ca	15,180	1,822
			27,442
HEALTH - 2.5%
Drugs & Pharmaceuticals - 0.3%
Warner Chilcott, Inc. 12.625% 2/15/08 (e)	B2	6,600	6,666
Medical Facilities Management - 2.2%
Dynacare, Inc. 10.75% 1/15/06	B2	7,210	6,922
Everest Healthcare Services, Inc. 9.75% 5/1/08	B3	5,130	4,822
Fountain View, Inc. 11.25% 4/15/08	Caa1	17,360	3,472
Oxford Health Plans, Inc. 11% 5/15/05	B2	26,260	28,623
Tenet Healthcare Corp. 8.125% 12/1/08	Ba3	2,670	2,570
Unilab Corp. 12.75% 10/1/09	B3	8,395	8,983
			55,392
TOTAL HEALTH			62,058
INDUSTRIAL MACHINERY & EQUIPMENT - 3.4%
Industrial Machinery & Equipment - 1.8%
Dunlop Standard Aero Holdings PLC 11.875% 5/15/09	B3	18,150	18,059
International Knife & Saw, Inc. 11.375% 11/15/06	Caa1	5,280	2,482
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B-	7,550	6,644
Roller Bearing Holding, Inc. 0% 6/15/09 (d)(e)	-	22,220	12,443
Tenneco Automotive, Inc. 11.625% 10/15/09	B2	5,805	3,367
			42,995
Pollution Control - 1.6%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	2,570	2,339
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIAL MACHINERY & EQUIPMENT - continued
Pollution Control - continued
Allied Waste North America, Inc.: - continued
7.625% 1/1/06	Ba2	$ 18,995	$ 16,811
10% 8/1/09	B2	25,070	21,247
			40,397
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT			83,392
MEDIA & LEISURE - 23.2%
Broadcasting - 17.4%
360networks, Inc. 13% 5/1/08	B3	2,690	2,139
Adelphia Communications Corp.:
7.75% 1/15/09	B2	10,060	7,847
10.875% 10/1/10	B2	9,000	8,370
Ascent Entertainment Group, Inc. 0% 12/15/04 (d)	Ba1	22,890	18,884
Cable Satisfaction International, Inc. 12.75% 3/1/10	Caa1	13,120	9,184
Century Communications Corp. Series B, 0% 1/15/08	B2	32,355	12,295
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 8.625% 4/1/09	B2	32,540	29,286
Comcast UK Cable Partners Ltd. 0% 11/15/07 (d)	B2	27,900	25,110
Diamond Cable Communications PLC yankee:
0% 12/15/05 (d)	B2	3,260	2,942
0% 2/15/07 (d)	B2	18,920	14,190
Earthwatch, Inc. 0% 7/15/07 (d)	-	14,990	7,795
Fox Family Worldwide, Inc. 9.25% 11/1/07	B1	2,500	2,369
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (d)	B2	24,990	20,804
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (d)	Caa1	5,000	4,163
Golden Sky DBS, Inc. 0% 3/1/07 (d)	Caa1	9,610	6,535
Golden Sky Systems, Inc. 12.375% 8/1/06	B3	18,345	19,721
Impsat Fiber Networks, Inc. 12.375% 6/15/08	B3	10,630	7,122
International Cabletel, Inc. 0% 2/1/06 (d)	B2	52,390	46,103
NorthPoint Communication Holdings, Inc. 12.875% 2/15/10	Caa1	10,550	9,917
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Broadcasting - continued
NTL Communications Corp. 11.5% 10/1/08	B3	$ 32,740	$ 29,302
NTL, Inc.:
0% 4/1/08 (d)	B3	51,395	28,781
10% 2/15/07	B2	3,070	2,671
Pegasus Communications Corp.:
9.625% 10/15/05	B3	2,620	2,555
12.5% 8/1/17	B3	19,250	20,020
Satelites Mexicanos SA de CV 10.125% 11/1/04	B3	7,960	5,015
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	10,420	5,366
10.75% 3/15/10	B3	11,810	10,865
Telewest Communications PLC:
0% 4/15/09 (d)	B1	5,400	2,403
11.25% 11/1/08	B1	3,930	3,537
Telewest PLC:
yankee 9.625% 10/1/06	B1	2,560	2,099
11% 10/1/07	B1	13,767	12,390
United Pan-Europe Communications NV:
0% 11/1/09 (d)	B2	31,670	11,876
10.875% 11/1/07	B2	13,390	10,444
10.875% 8/1/09	B2	31,665	22,957
			425,057
Entertainment - 1.8%
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	5,450	2,562
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	21,810	20,283
Cinemark USA, Inc. 8.5% 8/1/08	B2	7,465	3,061
Mandalay Resort Group:
9.5% 8/1/08	Ba2	3,385	3,453
10.25% 8/1/07	Ba3	5,450	5,586
MGM Mirage, Inc. 9.75% 6/1/07	Ba2	4,300	4,456
Premier Parks, Inc. 9.75% 6/15/07	B3	5,500	5,115
			44,516
Lodging & Gaming - 2.2%
HMH Properties, Inc. 7.875% 8/1/08	Ba2	22,315	20,530
Hollywood Casino Corp. 11.25% 5/1/07	B3	9,680	9,922
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MEDIA & LEISURE - continued
Lodging & Gaming - continued
Horseshoe Gaming LLC 8.625% 5/15/09	B2	$ 12,750	$ 12,431
Host Marriott LP 8.375% 2/15/06	Ba2	12,040	11,558
			54,441
Publishing - 0.8%
Advanstar Communications, Inc. 9.25% 5/1/08	B2	14,960	15,110
Von Hoffman Press, Inc. 10.875% 5/15/07 (e)	B3	4,660	4,194
			19,304
Restaurants - 1.0%
Domino's, Inc. 10.375% 1/15/09	B3	16,190	14,409
NE Restaurant, Inc. 10.75% 7/15/08	B3	12,280	9,456
			23,865
TOTAL MEDIA & LEISURE			567,183
NONDURABLES - 0.2%
Foods - 0.2%
Del Monte Foods Co. 0% 12/15/07 (d)	Caa1	7,611	5,651
RETAIL & WHOLESALE - 1.3%
Drug Stores - 0.7%
Rite Aid Corp.:
6% 12/15/00 (e)	B3	8,000	7,760
10.5% 9/15/02 (e)	-	15,150	9,393
			17,153
General Merchandise Stores - 0.6%
Kmart Corp.:
7.95% 2/1/23	Baa3	5,190	3,218
8.375% 7/1/22	Baa3	4,502	2,926
12.5% 3/1/05	Baa3	9,880	9,386
			15,530
TOTAL RETAIL & WHOLESALE			32,683
Corporate Bonds - continued
Moody's Ratings (unaudited) (b))		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
SERVICES - 1.2%
Printing - 1.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	$ 16,420	$ 15,517
World Color Press, Inc. 7.75% 2/15/09	Baa3	13,500	12,353
			27,870
Services - 0.1%
Spin Cycle, Inc. 0% 5/1/05 (d)	-	15,960	1,915
TOTAL SERVICES			29,785
TECHNOLOGY - 6.6%
Computer Services & Software - 2.6%
Colo.com 13.875% 3/15/10 unit (e)	-	6,000	4,500
Concentric Network Corp. 12.75% 12/15/07	B	2,460	2,448
Covad Communications Group, Inc.:
0% 3/15/08 (d)	B3	8,240	2,225
12% 2/15/10	B3	14,450	6,719
12.5% 2/15/09	B3	2,621	1,284
Exodus Communications, Inc.:
10.75% 12/15/09	B3	10,000	9,200
11.625% 7/15/10 (e)	B3	15,000	14,100
Federal Data Corp. 10.125% 8/1/05	B3	9,170	9,812
InterAct Operating Co., Inc. 14% 8/1/03 pay-in-kind	-	3,234	420
PSINet, Inc.:
10% 2/15/05	B3	4,726	2,339
10.5% 12/1/06	B3	19,820	9,514
			62,561
Computers & Office Equipment - 0.2%
Globix Corp. 12.5% 2/1/10	B-	10,000	5,500
Electronic Instruments - 0.2%
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	6,960	6,194
Electronics - 3.6%
ChipPAC International Ltd. 12.75% 8/1/09	B3	21,520	21,466
Fairchild Semiconductor Corp. 10.125% 3/15/07	B2	17,430	16,907
Intersil Corp. 13.25% 8/15/09	B1	6,552	7,535
Knowles Electronics Holdings, Inc. 13.125% 10/15/09	B3	5,120	4,710
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TECHNOLOGY - continued
Electronics - continued
Micron Technology, Inc. 6.5% 9/30/05 (g)	B3	$ 21,000	$ 17,430
Viasystems, Inc. 9.75% 6/1/07	B3	21,523	19,263
			87,311
TOTAL TECHNOLOGY			161,566
TRANSPORTATION - 0.7%
Railroads - 0.6%
TFM SA de CV:
0% 6/15/09 (d)	B2	7,605	5,590
10.25% 6/15/07	B2	8,980	8,262
			13,852
Shipping - 0.1%
MC Shipping, Inc. 11.25% 3/1/08	B3	3,840	2,688
TOTAL TRANSPORTATION			16,540
UTILITIES - 16.2%
Cellular - 8.8%
Crown Castle International Corp. 10.75% 8/1/11	B3	7,885	8,043
CTI Holdings SA 0% 4/15/08 (d)	B1	13,000	6,630
Echostar Broadband Corp. 10.375% 10/1/07 (e)	B3	30,000	30,000
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	65,360	45,752
Millicom International Cellular SA 0% 6/1/06 (d)	Caa1	35,924	28,739
Nextel Communications, Inc.:
9.375% 11/15/09	B1	30,000	28,950
12% 11/1/08	B1	18,610	19,727
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	33,720	20,232
12.75% 8/1/10 (e)	Caa1	24,865	22,876
TeleCorp PCS, Inc. 10.625% 7/15/10	B3	4,870	4,833
			215,782
Electric Utility - 0.6%
AES Corp.:
8.5% 11/1/07	Ba3	4,425	4,160
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utility - continued
AES Corp.: - continued
9.5% 6/1/09	Ba1	$ 2,000	$ 2,040
CMS Energy Corp.:
8.125% 5/15/02	Ba3	3,370	3,315
9.875% 10/15/07	Ba3	4,330	4,362
			13,877
Telephone Services - 6.8%
Alestra SA de RL de CV 12.625% 5/15/09	B2	8,950	7,563
Call-Net Enterprises, Inc.:
0% 5/15/09 (d)	B2	14,450	3,468
8% 8/15/08	B2	14,845	5,938
Focal Communications Corp. 11.875% 1/15/10	B3	2,375	1,805
Global Crossing Holdings Ltd. 9.125% 11/15/06	Ba2	7,000	6,720
Hermes Europe Railtel BV 10.375% 1/15/09	B3	4,000	2,000
Hyperion Telecommunications, Inc.:
12% 11/1/07	Caa1	4,000	2,200
12.25% 9/1/04	B3	2,000	1,660
ICG Holdings, Inc.:
0% 5/1/06 (d)	Caa1	3,180	477
13.5% 9/15/05	Caa1	4,800	816
ICG Services, Inc. 0% 2/15/08 (d)	Caa1	5,940	950
Intermedia Communications, Inc. 0% 7/15/07 (d)	B2	2,000	1,650
KMC Telecom Holdings, Inc.:
0% 2/15/08 (d)	Caa2	3,950	553
13.5% 5/15/09	Caa2	17,860	5,537
Level 3 Communications, Inc. 11% 3/15/08	B3	21,490	19,395
McLeodUSA, Inc. 8.125% 2/15/09	B2	3,800	3,306
NEXTLINK Communications, Inc.:
10.5% 12/1/09	B2	10,290	8,901
10.75% 6/1/09	B2	16,240	14,291
Ono Finance PLC 13% 5/1/09	Caa1	7,460	5,744
Rhythms NetConnections, Inc.:
Series B, 14% 2/15/10	B3	10,000	4,600
12.75% 4/15/09	B3	4,820	2,217
Teligent, Inc.:
0% 3/1/08 (d)	Caa1	23,095	5,312
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Telephone Services - continued
Teligent, Inc.: - continued
11.5% 12/1/07	Caa1	$ 18,510	$ 7,404
WinStar Communications, Inc.:
0% 4/15/10 (d)	B3	13,000	4,160
12.5% 4/15/08	B3	7,750	5,696
12.75% 4/15/10	B3	60,240	43,373
			165,736
TOTAL UTILITIES			395,395
TOTAL NONCONVERTIBLE BONDS			1,635,812
TOTAL CORPORATE BONDS (Cost $1,983,965)			1,694,064
Asset-Backed Securities - 0.6%

Airplanes pass through trust 10.875% 3/15/19 (Cost $17,364)	Ba2	18,184	13,456
Commercial Mortgage Securities - 0.5%

Structured Asset Securities Corp. Series 1996-CFL Class G, 7.75% 2/25/28 (e) (Cost $10,654)	BB	13,040	12,135
Common Stocks - 4.2%
	Shares
BASIC INDUSTRIES - 0.0%
Chemicals & Plastics - 0.0%
Trivest 1992 Special Fund Ltd. (h)	13.7	813
Metals & Mining - 0.0%
Metals USA, Inc.	47,100	132
TOTAL BASIC INDUSTRIES		945
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSTRUCTION & REAL ESTATE - 0.5%
Building Materials - 0.5%
American Standard Companies, Inc. (a)	242,100	$ 11,106
Real Estate Investment Trusts - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (g)	79,800	0
Class B (g)	19,817	0
		0
TOTAL CONSTRUCTION & REAL ESTATE		11,106
DURABLES - 0.1%
Textiles & Apparel - 0.1%
Arena Brands Holdings Corp. Class B	143,778	3,594
FINANCE - 0.0%
Savings & Loans - 0.0%
Golden State Bancorp, Inc. litigation warrants 12/31/00 (a)	87,800	115
Securities Industry - 0.0%
ECM Corp. LP (a)(e)	5,400	454
TOTAL FINANCE		569
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Terex Corp. (a)	349,500	4,303
MEDIA & LEISURE - 1.9%
Broadcasting - 1.9%
Cable Satisfaction International, Inc. warrants 3/1/10 (a)	13,120	0
EchoStar Communications Corp. Class A (a)	1,000,360	45,266
		45,266
RETAIL & WHOLESALE - 0.8%
Grocery Stores - 0.8%
Pathmark Stores, Inc. (a)	1,115,028	17,492
Pathmark Stores, Inc. warrants 9/19/10 (a)	548,674	2,469
		19,961
SERVICES - 0.0%
Spin Cycle, Inc. warrants 5/1/05 (a)(e)	15,960	0
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TECHNOLOGY - 0.5%
Computer Services & Software - 0.0%
Interact Systems, Inc.:
warrants 8/1/03 (a)(e)	5,650	$ 0
warrants 12/21/09 (a)	5,650	0
		0
Electronics - 0.5%
Fairchild Semiconductor International, Inc. Class A (a)	333,000	7,014
Intersil Holding Corp. Class A	128,678	6,169
		13,183
TOTAL TECHNOLOGY		13,183
UTILITIES - 0.2%
Cellular - 0.1%
Loral Orion Network Systems, Inc. warrants 1/15/07 (CV ratio .47) (a)	15,350	35
McCaw International Ltd. warrants 4/16/07 (a)(e)	64,950	974
		1,009
Telephone Services - 0.1%
AT&T Latin America Corp. (a)	298,900	2,130
Ono Finance PLC rights 5/31/09 (a)(e)	7,460	52
WinStar Communications, Inc. (a)	25,000	488
		2,670
TOTAL UTILITIES		3,679
TOTAL COMMON STOCKS (Cost $123,433)		102,606
Preferred Stocks - 18.9%

Convertible Preferred Stocks - 0.1%
FINANCE - 0.1%
Credit & Other Finance - 0.1%
Host Marriott Financial Trust $3.375 QUIPS (e)	23,200	841
MEDIA & LEISURE - 0.0%
Broadcasting - 0.0%
Earthwatch, Inc. $8.50 (e)	735,935	184
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
TECHNOLOGY - 0.0%
Computer Services & Software - 0.0%
Interact Systems, Inc. 14.00%	5,650	$ 45
TOTAL CONVERTIBLE PREFERRED STOCKS		1,070
Nonconvertible Preferred Stocks - 18.8%
CONSTRUCTION & REAL ESTATE - 0.9%
Real Estate Investment Trusts - 0.9%
California Federal Preferred Capital Corp. $2.2812	566,190	12,598
Swerdlow Real Estate Group, Inc.:
junior (g)	19,817	0
mezzanine (g)	79,800	29
senior (g)	79,800	8,816
		21,443
FINANCE - 0.4%
Insurance - 0.4%
American Annuity Group Capital Trust II 8.875%	10,430	9,938
MEDIA & LEISURE - 7.7%
Broadcasting - 6.3%
Adelphia Communications Corp. $13.00	46,066	4,146
Benedek Communications Corp. $11.50 pay-in-kind	11,330	5,665
Citadel Broadcasting Co. Series B, 13.25% pay-in-kind	52,182	5,009
CSC Holdings, Inc.:
Series H, 11.75% pay-in-kind	421,836	45,558
Series M, 11.125% pay-in-kind	799,033	84,697
Granite Broadcasting Corp. 12.75% pay-in-kind	18,662	9,704
		154,779
Publishing - 1.4%
PRIMEDIA, Inc.:
$9.20	108,856	8,926
8.625%	97,102	7,865
Series D, $10.00	193,670	16,849
		33,640
TOTAL MEDIA & LEISURE		188,419
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
TECHNOLOGY - 0.0%
Computers & Office Equipment - 0.0%
Ampex Corp. 8% non-cumulative	698	$ 1,089
UTILITIES - 9.8%
Cellular - 6.1%
Nextel Communications, Inc.:
11.125% pay-in-kind	103,122	95,385
Series D, 13% pay-in-kind	54,347	54,075
		149,460
Telephone Services - 3.7%
Adelphia Business Solution, Inc. Series B, $12.875 pay-in-kind	23,097	9,239
Broadwing Communications, Inc. Series B, $12.50 pay-in-kind	44,048	43,608
Intermedia Communications, Inc. 13.5% pay-in-kind	3,649	3,102
XO Communications, Inc. $7.00 pay-in-kind	858,669	34,347
		90,296
TOTAL UTILITIES		239,756
TOTAL NONCONVERTIBLE PREFERRED STOCKS		460,645
TOTAL PREFERRED STOCKS (Cost $509,067)		461,715
Cash Equivalents - 4.7%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at:
6.55%, dated 10/31/00 due 11/1/00	$ 2,266	$ 2,266
6.56%, dated 10/31/00 due 11/1/00	113,530	113,509
TOTAL CASH EQUIVALENTS (Cost $115,775)		115,775
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $2,760,258)		2,399,751
NET OTHER ASSETS - 1.9%		46,902
NET ASSETS - 100%		$ 2,446,653
Security Type Abbreviations
QUIPS	-	Quarterly Income Preferred Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $190,436,000 or 7.8% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 7/15/99	$ 16,635
Swerdlow Real Estate Group, Inc. Class A	1/15/99	$ 11
Swerdlow Real Estate Group, Inc. Class B	1/15/99	$ 3
Swerdlow Real Estate Group, Inc. junior	1/15/99	$ 3
Swerdlow Real Estate Group, Inc. mezzanine	1/15/99	$ 79
Swerdlow Real Estate Group, Inc. senior	1/15/99	$ 7,619
(h) Share amount represents number of units held.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.0%	AAA, AA, A	0.0%
Baa	1.2%	BBB	0.8%
Ba	8.9%	BB	10.2%
B	47.9%	B	48.7%
Caa	10.7%	CCC	6.5%
Ca, C	0.2%	CC, C	0.0%
		D	0.1%
The percentage not rated by Moody's or S&P amounted to 1.6%. FMR has determined that unrated debt securities that are lower quality account for 1.6% of the total value of investment in securities.
Income Tax Information

At October 31, 2000, the aggregate
cost of investment securities for income
tax purposes was $2,761,704,000. Net unrealized depreciation aggregated $361,953,000 of which $95,300,000 related to appreciated investment securities and $457,253,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending April 30, 2001 approximately $74,660,000 of losses recognized during the period November 1, 1999 to April 30, 2000.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $115,775) (cost $2,760,258) - See accompanying schedule		$ 2,399,751
Cash		18
Receivable for investments sold		30,257
Receivable for fund shares sold		1,702
Dividends receivable		3,273
Interest receivable		46,936
Redemption fees receivable		4
Other receivables		139
Total assets		2,482,080
Liabilities
Payable for investments purchased	$ 21,473
Payable for fund shares redeemed	7,524
Distributions payable	4,833
Accrued management fee	1,222
Other payables and accrued expenses	375
Total liabilities		35,427
Net Assets		$ 2,446,653
Net Assets consist of:
Paid in capital		$ 3,062,813
Undistributed net investment income		134,989
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(390,642)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(360,507)
Net Assets, for 242,652 shares outstanding		$ 2,446,653
Net Asset Value, offering price and redemption price per share ($2,446,653 ÷ 242,652 shares)		$10.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)
Investment Income Dividends		$ 28,831
Interest		128,524
Total income		157,355
Expenses
Management fee	$ 7,987
Transfer agent fees	1,730
Accounting fees and expenses	356
Non-interested trustees' compensation	5
Custodian fees and expenses	39
Registration fees	23
Audit	21
Legal	11
Miscellaneous	1
Total expenses before reductions	10,173
Expense reductions	(32)	10,141
Net investment income		147,214
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(313,880)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(29,956)
Assets and liabilities in foreign currencies	(1)	(29,957)
Net gain (loss)		(343,837)
Net increase (decrease) in net assets resulting from operations		$ (196,623)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 147,214	$ 317,511
Net realized gain (loss)	(313,880)	(44,324)
Change in net unrealized appreciation (depreciation)	(29,957)	(424,763)
Net increase (decrease) in net assets resulting from operations	(196,623)	(151,576)
Distributions to shareholders From net investment income	(115,982)	(270,396)
In excess of net realized gain	-	(24,187)
Return of capital	-	(23,280)
Total distributions	(115,982)	(317,863)
Share transactions Net proceeds from sales of shares	220,063	1,041,729
Reinvestment of distributions	84,106	237,134
Cost of shares redeemed	(535,861)	(1,195,890)
Net increase (decrease) in net assets resulting from share transactions	(231,692)	82,973
Redemption fees	737	2,436
Total increase (decrease) in net assets	(543,560)	(384,030)
Net Assets
Beginning of period	2,990,213	3,374,243
End of period (including undistributed net investment income of $134,989 and $103,757, respectively)	$ 2,446,653	$ 2,990,213
Other Information Shares
Sold	20,212	86,188
Issued in reinvestment of distributions	7,831	19,618
Redeemed	(49,609)	(99,571)
Net increase (decrease)	(21,566)	6,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2000	Years ended April 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.320	$ 13.080	$ 13.640	$ 12.480	$ 12.510	$ 11.990
Income from Invest- ment Operations Net investment income	.577 D	1.192D	1.153D	1.133D	1.054D	1.099
Net realized and unrealized gain (loss)	(1.365)	(1.763)	(.344)	1.431	.192	.723
Total from investment operations	(.788)	(.571)	.809	2.564	1.246	1.822
Less Distributions
From net investment income	(.455)	(1.017) F	(1.083)	(1.100)	(1.033)	(1.190)
From net realized gain	-	-	(.300)	(.310)	(.250)	(.087)
In excess of net realized gain	-	(.093) F	-	-	-	(.033)
Return of capital	-	(.088)	-	-	-	-
Total distributions	(.455)	(1.198)	(1.383)	(1.410)	(1.283)	(1.310)
Redemption fees added to paid in capital	.003	.009	.014	.006	.007	.008
Net asset value, end of period	$ 10.080	$ 11.320	$ 13.080	$ 13.640	$ 12.480	$ 12.510
Total Return B, C	(7.12)%	(4.48)%	6.91%	21.62%	10.57%	16.06%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,447	$ 2,990	$ 3,374	$ 3,139	$ 1,890	$ 1,355
Ratio of expenses to average net assets	.73% A	.75%	.80%	.80%	.80%	.80%
Ratio of expenses to average net assets after expense reductions	.72% A, E	.74% E	.80%	.80%	.80%	.79% E
Ratio of net invest- ment income to average net assets	10.52% A	9.85%	9.20%	8.57%	8.51%	8.85%
Portfolio turnover rate	61% A	50%	68%	85%	102%	170%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F The amounts shown reflect certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Fidelity High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, market discount, partnerships, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

For the period ended April 30, 2000, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 270 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $26,275,000 or 1.1% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $807,862,000 and $1,099,616,000, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

Sub-Adviser Fee. Beginning January 1, 2001, FMR Co. (FMRC) will serve as sub-adviser for the fund. FMRC is a wholly owned subsidiary of FMR and will receive a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $23,000 for the period.

5. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $4,546,000. The weighted average interest rate was 6.62%. Interest earned from the interfund lending program amounted to $7,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $16,000 under this arrangement.

In addition, through an arrangement with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $16,000 under this arrangement.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Frederick D. Hoff Jr., Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Target TimelineSM  2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPH-SANN-1200 118642
1.538299.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com